Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 142,277	$ 691,536	$ 1,740,961
Due from related party	27,996		21,583
Prepaid expenses and other	186,252	315,605	257,832
Total Current Assets	356,525	1,007,141	2,020,376
Property and Equipment
Software	19,740	19,740	19,740
Office equipment	9,327	9,327	9,327
Total Cost	29,067	29,067	29,067
Less: accumulated depreciation	22,249	20,137	11,692
Property and equipment, net	6,818	8,930	17,375
Other Assets
Operating lease right-of-use assets, net of accumulated amortization	199,526	219,074
Intangible assets, net of accumulated amortization	9,443,622	9,642,454	10,437,782
Security deposit	5,535	5,535	5,535
Total Other Assets	9,648,683	9,867,063	10,443,317
Total Assets	10,012,026	10,883,134	12,481,068
Current Liabilities
Senior convertible notes, net of debt issuance costs	803,573	802,503	230,000
Current maturities of operating lease liability	78,013	77,992
Accrued interest	38,002	21,902	20,343
Accounts payable	93,216	75,612	292,102
Due to related parties		316
Accrued expenses	233,498	213,239	103,259
Total Current Liabilities	1,246,302	1,191,564	645,704
Non-current Liabilities
Non-current operating lease liability	128,152	147,390
Net deferred tax liability	1,403,501	1,531,630	2,134,346
Total Liabilities	2,777,955	2,870,584	2,780,050
Commitments and Contingencies
Stockholders' Equity
Common stock, par value $0.0001, 100,000,000 shares authorized; 5,486,476 issued and outstanding at both March 31, 2020 and December 31, 2019 and 5,525,009 issued and outstanding at December 31, 2018, respectively	549	549	552
Additional paid-in capital	19,089,865	18,994,008	19,124,600
Common stock deemed dividend payable: 28,971 shares at par value	3	3
Stock subscription receivable			(1,800,000)
Accumulated deficit	(11,856,346)	(10,982,010)	(7,624,134)
Total Stockholders' Equity	7,234,071	8,012,550	9,701,018
Total Liabilities and Stockholders' Equity	$ 10,012,026	$ 10,883,134	$ 12,481,068